Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis Of Income And Expense [Abstract]
Summary of Revenues from Contracts with Customers

Set out is the disaggregation of PLDT Group’s revenues from contracts with customers for the years ended December 31, 2021, 2020 and 2019:

Revenue Streams	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2021
Type of good or service
Service revenue	99,639	116,529	—	(30,417)	185,751
Non-service revenue	6,980	534	—	(8)	7,506
Total revenues from contracts with customers	106,619	117,063	—	(30,425)	193,257

Timing of revenue recognition
Transferred over time	99,639	116,529	—	(30,417)	185,751
Transferred at a point time	6,980	534	—	(8)	7,506
Total revenues from contracts with customers	106,619	117,063	—	(30,425)	193,257

December 31, 2020
Type of good or service
Service revenue	98,170	97,410	—	(21,946)	173,634
Non-service revenue	6,041	1,329	—	—	7,370
Total revenues from contracts with customers	104,211	98,739	—	(21,946)	181,004

Timing of revenue recognition
Transferred over time	98,170	97,410	—	(21,946)	173,634
Transferred at a point time	6,041	1,329	—	—	7,370
Total revenues from contracts with customers	104,211	98,739	—	(21,946)	181,004

December 31, 2019
Type of good or service
Service revenue	90,661	87,819	—	(17,125)	161,355
Non-service revenue	6,245	1,587	—	—	7,832
Total revenues from contracts with customers	96,906	89,406	—	(17,125)	169,187

Timing of revenue recognition
Transferred over time	90,661	87,819	—	(17,125)	161,355
Transferred at a point time	6,245	1,587	—	—	7,832
Total revenues from contracts with customers	96,906	89,406	—	(17,125)	169,187

Summary of Contract Balances

Contract balances as at December 31, 2021 and 2020 consists of the following:

	2021	2020
	(in million pesos)
Trade and other receivables (Note 17)	35,625	38,304
Contract assets	2,306	2,559
Contract liabilities and unearned revenues (Notes 22 and 24)	13,621	9,571

Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets

Set out below is the movement in the allowance for expected credit losses of contracts assets for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
	(in million pesos)
Balances at beginning of the year	92	70	131
Provisions	32	—	—
Reclassification	(69)	22	(61)
Balances at end of the year	55	92	70

Summary of Changes in Contract Liabilities and Unearned Revenues Accounts

Changes in the contract liabilities and unearned revenues accounts for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Balances at beginning of the year	9,571	8,483	7,182
Deferred during the year	138,346	127,160	111,084
Recognized as revenue during the year	(134,296)	(126,072)	(109,783)
Balances at end of the year	13,621	9,571	8,483

Summary of Contract Liabilities and Unearned Revenues Account

The contract liabilities and unearned revenues accounts as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Unearned revenues from prepaid contracts	6,716	6,185
Advance monthly service fees	2,476	1,747
Short-term advances for installation services	2,355	1,167
Leased facilities	2,045	446
Long-term advances from equipment	29	26
Total contract liabilities and unearned revenues	13,621	9,571

Contract liabilities:
Noncurrent (Note 22)	223	4
Current (Note 24)	21	12

Unearned revenues:
Noncurrent (Note 22)	3,335	972
Current (Note 24)	10,042	8,583

Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the years ended December 31, 2021, 2020 and 2019 consist of the following:

	2021	2020	2019
	(in million pesos)
Compensation and employee benefits	25,344	26,833	24,883
Repairs and maintenance (Notes 14, 18 and 25)	24,653	21,555	20,007
Professional and other contracted services (Note 25)	8,371	7,307	7,408
Selling and promotions (Note 25)	6,716	6,542	5,395
Taxes and licenses	4,331	5,495	4,570
Amortization of intangible assets (Note 15)	2,822	2,496	758
Rent (Notes 10 and 25)	2,231	1,384	1,290
Insurance and security services (Note 25)	1,739	1,699	1,671
Communication, training and travel (Note 25)	977	903	1,203
Other expenses	1,119	1,041	1,045
Total selling, general and administrative expenses	78,303	75,255	68,230

Summary of Compensation and Employee Benefits

Compensation and employee benefits for the years ended December 31, 2021, 2020 and 2019 consist of the following:

	2021	2020	2019
	(in million pesos)
Salaries and other employee benefits	21,676	20,856	19,931
Pension benefit costs (Note 26)	2,213	2,218	1,018
Incentive plan (Note 26)	1,186	1,134	638
MRP	269	2,625	3,296
Total compensation and employee benefits	25,344	26,833	24,883

Summary of Cost of Sales and Services

Cost of sales and services for the years ended December 31, 2021, 2020 and 2019 consist of the following:

	2021	2020	2019
	(in million pesos)
Cost of computers, mobile handsets and broadband data modems (Note 18)	8,286	8,275	9,402
Cost of services (Note 18)	3,492	2,991	3,680
Cost of point-product-sales (Note 18)	1,563	1,029	347
Total cost of sales and services	13,341	12,295	13,429

Summary of Asset Impairment

Asset impairment for the years ended December 31, 2021, 2020 and 2019 consist of the following:

	2021	2020	2019
	(in million pesos)
Trade and other receivables (Note 17)	3,737	6,446	4,071
Inventories and supplies (Note 18)	847	934	471
Contract assets (Note 3)	253	266	291
Property and equipment (Note 9)	148	—	—
Total asset impairment	4,985	7,646	4,833

Summary of Other Income (Expenses) - Net

Other income (expenses) – net for the years ended December 31, 2021, 2020 and 2019 consist of the following:

	2021	2020	2019
	(in million pesos)
Reversal of provisions	2,594	2,679	999
Gains (losses) on derivative financial instruments – net (Note 28)	1,400	(378)	(284)
Gain on debt modification(1)	1,372	—	—
Gains on sale of property and equipment (Note 9)	884	3,369	88
Gain on dilution of shares (Note 11)	826	394	—
Interest income	656	1,210	1,745
Gain on change in fair value of Phunware, Inc., or Phunware (Note 12)	306	—	—
Gain on sale of Phunware (Note 12)	115	—	—
Equity share in net losses of associates and joint ventures (Note 11)	(1,101)	(2,328)	(1,535)
Foreign exchange gains (losses) – net (Note 28)	(3,890)	1,488	424
Financing costs – net	(10,414)	(10,086)	(8,553)
Others – net (Notes 11, 12 and 14)	645	491	51
Total other expenses – net	(6,607)	(3,161)	(7,065)

(1)

PLDT and Smart re-negoiateted certain terms of selected outstanding Philippine Peso loans in 2021.  Under IFRS 9, the difference of the current carrying value and the present value of the modified cash flows of the loan should be recognized as a gain or loss on debt modification.

Summary of Interest Income

Interest income for the years ended December 31, 2021, 2020 and 2019 consist of the following:

	2021	2020	2019
	(in million pesos)
Interest income arising from revenue contracts with customers	299	414	431
Interest income on cash and cash equivalents (Note 16)	269	560	1,022
Interest income on financial instruments at FVPL	23	8	—
Interest income on financial instruments at amortized cost (Note 13)	13	143	45
Interest income on financial instruments at FVOCI	2	70	239
Interest income – others	50	15	8
Total interest income	656	1,210	1,745

Summary of Financing Costs - Net

Financing costs – net for the years ended December 31, 2021, 2020 and 2019 consist of the following:

	2021	2020	2019
	(in million pesos)
Interest on loans and other related items (Notes 21 and 28)	10,482	10,333	8,730
Accretion on lease liabilities (Note 10)	1,170	1,125	1,061
Accretion on financial liabilities (Note 21)	239	146	122
Financing charges	105	79	95
Capitalized interest (Notes 9 and 29)	(1,582)	(1,597)	(1,455)
Total financing costs – net	10,414	10,086	8,553